STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIENCY) (USD $)	12 Months Ended					17 Months Ended	77 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011
Stock based compensation for services	$ 707,284	$ 249,286	$ 647,448	$ 1,131,218	$ 88,300	$ 9,700
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770		13,509,510
Note discount arising from note conversion				475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion		(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit				(120,648)
previously issued Laurier common stock				120,648
Warrants issues to placement agents in connection with private placement and for services		464,720		480,400
Grant of restricted shares	115,168
Stock option exercise	6,480		2,600
Net Loss	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)	(35,513,000)
Ending Balance	1,355,639	8,435,820	1,575,751	7,862,408	(3,627,590)	(356,193)	1,355,639
Founders
Issuance of common shares						5,000
Private placement
Issuance of common shares				17,690,037
Notes Payable
Stock issued in conversion of convertible securities				4,278,518
PREFERRED STOCK
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770 (in shares)		15,274,000
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770		1,527
Ending Balance (in shares)		15,274,000
Ending Balance		1,527
PREFERRED STOCK | PREFERRED STOCK
Stock issued in conversion of convertible securities (in shares)	(15,274,000)
Stock issued in conversion of convertible securities	(1,527)
COMMON STOCK
previously issued Laurier common stock (in shares)				1,100,200
previously issued Laurier common stock				110
Issuance of stock dividend in connection with conversion of preferred stock (in shares)	319,074
Issuance of stock dividend in connection with conversion of preferred stock	32
Grant of restricted shares (in shares)	250,000
Stock option exercise (in shares)	49,844		20,000
Stock option exercise	5		2
Ending Balance (in shares)	36,304,942	20,412,024	20,412,024	20,392,024	9,968,797	9,968,797	36,304,942
Ending Balance	3,605	2,041	2,041	2,039	997	997	3,605
COMMON STOCK | Founders
Issuance of common shares (in shares)						9,968,797
Issuance of common shares						997
COMMON STOCK | Private placement
Issuance of common shares (in shares)				7,360,689
Issuance of common shares				736
COMMON STOCK | Notes Payable
Stock issued in conversion of convertible securities (in shares)				1,962,338
Stock issued in conversion of convertible securities				196
COMMON STOCK | PREFERRED STOCK
Stock issued in conversion of convertible securities (in shares)	15,274,000
Stock issued in conversion of convertible securities	1,527
ADDITIONAL PAID-IN CAPITAL
Stock based compensation for services	707,284	249,286	647,448	1,131,218	88,300	9,700
Convertible preferred units issued in private placement, net of issuance costs of $1,299,770		13,507,983
Note discount arising from note conversion				475,391
Warrants issued in connection with convertible preferred units issued in private placement and in connection with note conversion		(3,340,421)		348,000
Reverse merger transaction - elimination of accumulated deficit				(120,648)
previously issued Laurier common stock				120,538
Warrants issues to placement agents in connection with private placement and for services		464,720		480,400
Issuance of stock dividend in connection with conversion of preferred stock	(32)
Grant of restricted shares	115,168
Stock option exercise	6,475		2,598
Ending Balance	36,865,034	36,036,139	25,154,571	24,504,525	102,003	13,703	36,865,034
ADDITIONAL PAID-IN CAPITAL | Founders
Issuance of common shares						4,003
ADDITIONAL PAID-IN CAPITAL | Private placement
Issuance of common shares				17,689,301
ADDITIONAL PAID-IN CAPITAL | Notes Payable
Stock issued in conversion of convertible securities				4,278,322
DEFICIT ACCUMULATED DURING THE DEVELOPMENT STAGE
Net Loss	(7,909,113)	(4,023,026)	(6,936,705)	(12,913,566)	(3,359,697)	(370,893)
Ending Balance	$ (35,513,000)	$ (27,603,887)	$ (23,580,861)	$ (16,644,156)	$ (3,730,590)	$ (370,893)	$ (35,513,000)